GOTHAM INDEX PLUS FUND

Portfolio of Investments

June 30, 2020

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — 96.4%
Automobiles & Components — 0.5%
Aptiv PLC (Jersey)	8,323	$648,528
BorgWarner, Inc.	17,045	601,688
Ford Motor Co.	47,919	291,348
General Motors Co.	10,330	261,349

		1,802,913

Banks — 3.1%
Bank of America Corp.	41,350	982,062
Citigroup, Inc.	5,792	295,971
Fifth Third Bancorp.	78,547	1,514,386
First Republic Bank	611	64,760
JPMorgan Chase & Co.(a)	36,149	3,400,175
People’s United Financial, Inc.	4,531	52,424
PNC Financial Services Group, Inc. (The)(a)	15,047	1,583,095
Truist Financial Corp.(a)	27,767	1,042,651
US Bancorp(a)	43,130	1,588,047
Wells Fargo & Co.	60,356	1,545,114

		12,068,685

Capital Goods — 9.9%
3M Co.	6,893	1,075,239
Allegion PLC (Ireland)	33	3,373
AMETEK, Inc.	12,399	1,108,099
Carrier Global Corp.(a)	26,743	594,229
Caterpillar, Inc.	6,493	821,364
Cummins, Inc.	5,882	1,019,115
Dover Corp.	14,086	1,360,144
Eaton Corp. PLC (Ireland)	9,887	864,915
Emerson Electric Co.	28,255	1,752,658
Flowserve Corp.(a)	88,565	2,525,874
Fortive Corp.	5,156	348,855
Fortune Brands Home & Security, Inc.	7,063	451,538
General Dynamics Corp.(a)	12,833	1,918,020
Honeywell International, Inc.(a)	13,934	2,014,717
Howmet Aerospace, Inc.(a)	152,064	2,410,214
Illinois Tool Works, Inc.	3,336	583,300
Johnson Controls International PLC (Ireland)	25,040	854,866
Lockheed Martin Corp.(a)	8,712	3,179,183
Masco Corp.(a)	35,404	1,777,635
Northrop Grumman Corp.	1,248	383,685
Otis Worldwide Corp.(a)	12,000	682,320
Pentair PLC (Ireland)	21,209	805,730
Quanta Services, Inc.(a)	61,103	2,397,071

	Number of Shares	Value
COMMON STOCKS — (Continued)
Capital Goods — (Continued)
Raytheon Technologies Corp.(a)	30,215	$1,861,848
Roper Technologies, Inc.	760	295,078
Snap-on, Inc.	13,441	1,861,713
Stanley Black & Decker, Inc.(a)	183	25,507
Trane Technologies PLC (Ireland)	14,268	1,269,567
TransDigm Group, Inc.(a)	5,232	2,312,806
United Rentals, Inc.*	6,139	914,957
Westinghouse Air Brake Technologies Corp.	7,187	413,756
WW Grainger, Inc.	1,043	327,669

		38,215,045

Commercial & Professional Services — 1.5%
Cintas Corp.(a)	6,290	1,675,404
IHS Markit Ltd. (Bermuda)	6,938	523,819
Nielsen Holdings PLC (United Kingdom)	40,451	601,102
Republic Services, Inc.	13,262	1,088,147
Robert Half International, Inc.	6,449	340,701
Waste Management, Inc.	14,814	1,568,951

		5,798,124

Consumer Durables & Apparel — 2.3%
DR Horton, Inc.	3,166	175,555
Garmin Ltd. (Switzerland)	2,120	206,700
Hanesbrands, Inc.	46,399	523,845
Leggett & Platt, Inc.	9,484	333,363
Lennar Corp., Class A	1,733	106,787
Mohawk Industries, Inc.*	6,311	642,207
Newell Brands, Inc.	26,335	418,200
NIKE, Inc., Class B	7,267	712,529
PulteGroup, Inc.	37,152	1,264,283
PVH Corp.	34,322	1,649,172
Ralph Lauren Corp.	7,423	538,316
Tapestry, Inc.	75,659	1,004,752
VF Corp.	11,427	696,361
Whirlpool Corp.	4,415	571,875

		8,843,945

Consumer Services — 2.2%
Carnival Corp. (Panama)	12,567	206,350
H&R Block, Inc.	2,440	34,843
Hilton Worldwide Holdings, Inc.	5,126	376,505
Marriott International, Inc., Class A	4,491	385,013
McDonald’s Corp.(a)	15,190	2,802,099

GOTHAM INDEX PLUS FUND

Portfolio of Investments (Continued)

June 30, 2020

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Consumer Services — (Continued)
MGM Resorts International	94,563	$1,588,658
Starbucks Corp.	7,380	543,094
Yum! Brands, Inc.(a)	27,530	2,392,632

		8,329,194

Diversified Financials — 3.5%
American Express Co.(a)	4,394	418,309
Berkshire Hathaway, Inc., Class B*	685	122,279
BlackRock, Inc.	241	131,126
Discover Financial Services(a)	37,434	1,875,069
Franklin Resources, Inc.	93,701	1,964,910
Goldman Sachs Group, Inc. (The)(a)	9,340	1,845,771
Intercontinental Exchange, Inc.(a)	9,234	845,834
Invesco Ltd. (Bermuda)	204,457	2,199,957
MSCI, Inc.	1	334
Nasdaq, Inc.	7,451	890,171
Raymond James Financial, Inc.	1,579	108,683
S&P Global, Inc.(a)	7,545	2,485,927
T Rowe Price Group, Inc.	4,502	555,997

		13,444,367

Energy — 6.9%
Apache Corp.(a)	236,211	3,188,848
Chevron Corp.(a)	60,923	5,436,159
Concho Resources, Inc.(a)	35,427	1,824,490
ConocoPhillips(a)	72,462	3,044,853
Devon Energy Corp.	101,981	1,156,465
EOG Resources, Inc.(a)	30,687	1,554,603
Exxon Mobil Corp.(a)	56,584	2,530,436
Halliburton Co.	88,703	1,151,365
HollyFrontier Corp.	19,934	582,073
Kinder Morgan, Inc.(a)	204,454	3,101,567
Marathon Petroleum Corp.	3,765	140,736
National Oilwell Varco, Inc.	14,949	183,125
Phillips 66	17,795	1,279,460
TechnipFMC PLC (United Kingdom)	179,913	1,230,605
Valero Energy Corp.	851	50,056

		26,454,841

Food & Staples Retailing — 1.2%
Kroger Co. (The)	4,883	165,290
Sysco Corp.	12,761	697,516
Walgreens Boots Alliance, Inc.	9,174	388,886
Walmart, Inc.(a)	29,125	3,488,592

		4,740,284

	Number of Shares	Value
COMMON STOCKS — (Continued)
Food, Beverage & Tobacco — 4.5%
Altria Group, Inc.(a)	50,270	$1,973,098
Archer-Daniels-Midland Co.	6,891	274,951
Campbell Soup Co.(a)	25,172	1,249,286
Coca-Cola Co. (The)(a)	91,751	4,099,435
Constellation Brands, Inc., Class A	8,553	1,496,347
General Mills, Inc.	18,871	1,163,397
Hershey Co. (The)(a)	15,117	1,959,466
JM Smucker Co. (The)	9,051	957,686
Kraft Heinz Co. (The)	35,611	1,135,635
Molson Coors Beverage Co., Class B	3,384	116,274
Mondelez International, Inc., Class A(a)	26,832	1,371,920
PepsiCo, Inc.	1,112	147,073
Philip Morris International, Inc.	8,531	597,682
Tyson Foods, Inc., Class A(a)	10,939	653,168

		17,195,418

Health Care Equipment & Services — 5.2%
Abbott Laboratories	12,898	1,179,264
Anthem, Inc.(a)	7,328	1,927,117
Baxter International, Inc.	5,623	484,140
Cardinal Health, Inc.	16,231	847,096
Cerner Corp.	1,421	97,410
CVS Health Corp.(a)	12,838	834,085
Danaher Corp.	1,631	288,410
DaVita, Inc.*	2,465	195,080
Henry Schein, Inc.(a)*	12,029	702,373
Hologic, Inc.*	18,089	1,031,073
Humana, Inc.	677	262,507
McKesson Corp.	2,253	345,655
Medtronic PLC (Ireland)	58,869	5,398,287
Quest Diagnostics, Inc.	3,711	422,906
STERIS PLC (Ireland)	5,081	779,629
Stryker Corp.	6,389	1,151,234
UnitedHealth Group, Inc.(a)	3,997	1,178,915
Universal Health Services, Inc., Class B	15,318	1,422,889
West Pharmaceutical Services, Inc.	3,022	686,508
Zimmer Biomet Holdings, Inc.	6,917	825,613

		20,060,191

Household & Personal Products — 2.3%
Colgate-Palmolive Co.	19,412	1,422,123
Estee Lauder Cos., Inc. (The), Class A	3,797	716,418
Kimberly-Clark Corp.	8,496	1,200,910

GOTHAM INDEX PLUS FUND

Portfolio of Investments (Continued)

June 30, 2020

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Household & Personal Products — (Continued)
Procter & Gamble Co. (The)(a)	44,768	$5,352,910

		8,692,361

Insurance — 3.2%
Aflac, Inc.	37,305	1,344,099
Allstate Corp. (The)	4,272	414,341
Aon PLC, Class A (Ireland)	6,152	1,184,875
Assurant, Inc.	3,509	362,445
Chubb Ltd. (Switzerland)	5,537	701,095
Cincinnati Financial Corp.(a)	23,417	1,499,391
Everest Re Group Ltd. (Bermuda)	940	193,828
Globe Life, Inc.	8,313	617,074
Hartford Financial Services Group, Inc. (The)	22,257	858,007
Loews Corp.	16,713	573,089
Marsh & McLennan Cos., Inc.(a)	3,189	342,403
MetLife, Inc.	27,151	991,555
Prudential Financial, Inc.	15,210	926,289
Travelers Cos., Inc. (The)	9,790	1,116,550
Willis Towers Watson PLC (Ireland)	3,374	664,509
WR Berkley Corp.	8,758	501,746

		12,291,296

Materials — 5.1%
Amcor PLC (Jersey)	56,132	573,108
Avery Dennison Corp.(a)	996	113,634
Celanese Corp.	21,631	1,867,620
CF Industries Holdings, Inc.(a)	101,840	2,865,778
Corteva, Inc.(a)	10,851	290,698
Dow, Inc.	9,733	396,717
DuPont de Nemours, Inc.(a)	54,046	2,871,464
Eastman Chemical Co.	7,159	498,553
Ecolab, Inc.	4,492	893,683
FMC Corp.	7,164	713,678
International Paper Co.	24,052	846,871
Linde PLC (Ireland)	12,630	2,678,949
LyondellBasell Industries NV, Class A (Netherlands)	12,082	794,029
Martin Marietta Materials, Inc.	1,480	305,724
PPG Industries, Inc.(a)	19,174	2,033,594
Sealed Air Corp.	53,977	1,773,144

		19,517,244

Media & Entertainment — 5.6%
Activision Blizzard, Inc.	5,701	432,706

	Number of Shares	Value
COMMON STOCKS — (Continued)
Media & Entertainment — (Continued)
Alphabet, Inc., Class A(a)*	3,149	$4,465,439
Comcast Corp., Class A(a)	31,874	1,242,449
Discovery, Inc., Class A*	22,230	469,053
Electronic Arts, Inc.*	4,065	536,783
Facebook, Inc., Class A(a)*	37,318	8,473,798
Fox Corp., Class A(a)	62,160	1,667,131
Interpublic Group of Cos., Inc. (The)	18,719	321,218
Netflix, Inc.*	3,139	1,428,371
News Corp., Class A	18,112	214,808
Omnicom Group, Inc.	8,441	460,879
Take-Two Interactive Software, Inc.*	838	116,960
Twitter, Inc.*	5,694	169,624
Walt Disney Co. (The)(a)	13,592	1,515,644

		21,514,863

Pharmaceuticals, Biotechnology & Life Sciences — 4.7%
AbbVie, Inc.(a)	33,540	3,292,957
Alexion Pharmaceuticals, Inc.*	2,960	332,230
Amgen, Inc.(a)	3,800	896,268
Bristol-Myers Squibb Co.(a)	42,892	2,522,050
Illumina, Inc.*	1,098	406,644
Incyte Corp.*	1,626	169,055
Johnson & Johnson	7,813	1,098,742
Merck & Co., Inc.(a)	57,514	4,447,558
PerkinElmer, Inc.	4,665	457,590
Pfizer, Inc.(a)	95,552	3,124,550
Regeneron Pharmaceuticals, Inc.*	1,100	686,015
Waters Corp.*	3,484	628,514

		18,062,173

Real Estate — 3.9%
Alexandria Real Estate Equities, Inc., REIT	2,548	413,413
American Tower Corp., REIT	3,268	844,909
Apartment Investment & Management Co., Class A, REIT	24,223	911,754
AvalonBay Communities, Inc., REIT	6,510	1,006,706
Boston Properties, Inc., REIT	12,417	1,122,248
CBRE Group, Inc., Class A*	18,116	819,206
Crown Castle International Corp., REIT	3,108	520,124
Extra Space Storage, Inc., REIT	1,593	147,145
Federal Realty Investment Trust, REIT	7,314	623,226

GOTHAM INDEX PLUS FUND

Portfolio of Investments (Continued)

June 30, 2020

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Real Estate — (Continued)
Mid-America Apartment Communities, Inc., REIT	8,311	$953,022
Prologis, Inc., REIT	3,439	320,962
Public Storage, REIT(a)	7,704	1,478,321
Realty Income Corp., REIT	9,932	590,954
SBA Communications Corp., REIT	822	244,890
Simon Property Group, Inc., REIT	10,235	699,869
UDR, Inc., REIT	4,393	164,210
Welltower, Inc., REIT	14,813	766,573
Weyerhaeuser Co., REIT(a)	151,198	3,395,907

		15,023,439

Retailing — 7.7%
Amazon.com, Inc.(a)*	5,076	14,003,770
AutoZone, Inc.(a)*	1,843	2,079,125
Best Buy Co., Inc.	3,741	326,477
Booking Holdings, Inc.(a)*	363	578,019
eBay, Inc.(a)	44,000	2,307,800
Gap, Inc. (The)(a)	17,826	224,964
Genuine Parts Co.	2,958	257,228
Home Depot, Inc. (The)(a)	15,327	3,839,567
Kohl’s Corp.	48,337	1,003,959
LKQ Corp.*	33,007	864,783
Lowe’s Cos., Inc.	10,205	1,378,900
O’Reilly Automotive, Inc.*	861	363,058
Tractor Supply Co.	8,369	1,102,951
Ulta Beauty, Inc.*	6,624	1,347,454

		29,678,055

Semiconductors & Semiconductor Equipment — 1.5%
Applied Materials, Inc.	19,968	1,207,066
Broadcom, Inc.	1,250	394,512
Intel Corp.(a)	12,155	727,234
KLA Corp.	1,213	235,904
Lam Research Corp.	1,106	357,747
Micron Technology, Inc.*	8,225	423,752
NVIDIA Corp.	3,631	1,379,453
Qorvo, Inc.*	1,508	166,679
Skyworks Solutions, Inc.(a)	5,539	708,217
Texas Instruments, Inc.	2,435	309,172

		5,909,736

Software & Services — 12.9%
Accenture PLC, Class A (Ireland)	4,706	1,010,472
Adobe, Inc.(a)*	4,724	2,056,404
ANSYS, Inc.*	628	183,206

	Number of Shares	Value
COMMON STOCKS — (Continued)
Software & Services — (Continued)
Autodesk, Inc.*	3,116	$745,316
Automatic Data Processing, Inc.(a)	18,699	2,784,094
Cadence Design Systems, Inc.*	2,053	197,006
Citrix Systems, Inc.(a)	10,733	1,587,518
Cognizant Technology Solutions Corp., Class A	1,137	64,604
FleetCor Technologies, Inc.(a)*	1,044	262,597
International Business Machines Corp.(a)	17,032	2,056,955
Leidos Holdings, Inc.	1,973	184,811
Mastercard, Inc., Class A(a)	10,565	3,124,070
Microsoft Corp.(a)	92,969	18,920,121
NortonLifeLock, Inc.(a)	56,929	1,128,902
Oracle Corp.(a)	48,622	2,687,338
Paychex, Inc.(a)	37,522	2,842,292
PayPal Holdings, Inc.*	9,502	1,655,533
salesforce.com, Inc.*	8,843	1,656,559
ServiceNow, Inc.*	1,397	565,869
Synopsys, Inc.*	1,094	213,330
VeriSign, Inc.*	1,476	305,281
Visa, Inc., Class A(a)	14,025	2,709,209
Western Union Co. (The)(a)	126,605	2,737,200

		49,678,687

Technology Hardware & Equipment — 2.7%
Amphenol Corp., Class A	12,152	1,164,283
CDW Corp.	1,217	141,391
Cisco Systems, Inc.(a)	62,361	2,908,517
F5 Networks, Inc.*	4,093	570,892
FLIR Systems, Inc.	34,846	1,413,702
Hewlett Packard Enterprise Co.	22,579	219,694
HP, Inc.	49,643	865,277
Juniper Networks, Inc.	25,261	577,466
NetApp, Inc.	5,714	253,530
TE Connectivity Ltd. (Switzerland)	16,929	1,380,560
Xerox Holdings Corp.	64,122	980,425

		10,475,737

Telecommunication Services — 1.7%
AT&T, Inc.(a)	144,142	4,357,413
T-Mobile US, Inc.*	7,031	732,279
Verizon Communications, Inc.(a)	28,816	1,588,626

		6,678,318

Transportation — 2.2%
Alaska Air Group, Inc.(a)	14,256	516,923

GOTHAM INDEX PLUS FUND

Portfolio of Investments (Continued)

June 30, 2020

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Transportation — (Continued)
CH Robinson Worldwide, Inc.	5,542	$438,151
CSX Corp.	17,237	1,202,108
Expeditors International of Washington, Inc.(a)	28,254	2,148,434
JB Hunt Transport Services, Inc.	858	103,252
Norfolk Southern Corp.	7,921	1,390,690
Southwest Airlines Co.(a)	82,704	2,826,823

		8,626,381

Utilities — 2.1%
AES Corp. (The)	723	10,476
Dominion Energy, Inc.(a)	30,454	2,472,256
Duke Energy Corp.	2,183	174,400
Evergy, Inc.(a)	13,833	820,159
NextEra Energy, Inc	456	109,518
NRG Energy, Inc.(a)	85,191	2,773,819
Public Service Enterprise Group, Inc.	18,524	910,640
Sempra Energy	4,235	496,469
Southern Co. (The)	9,424	488,634

		8,256,371

TOTAL COMMON STOCKS (Cost $326,019,172)		371,357,668

OTHER ASSETS IN EXCESS OF LIABILITIES - 3.6%		13,928,096

NET ASSETS - 100.0%		$385,285,764

(a)	Security position is either entirely or partially designated as collateral for total return swaps.

*	Non-income producing.

PLC	Public Limited Company
REIT	Real Estate Investment Trust

GOTHAM INDEX PLUS FUND

Portfolio of Investments (Continued)

June 30, 2020

(Unaudited)

Over-the-counter total return swaps outstanding as of June 30, 2020.

The Fund maintains a portfolio of long and short positions and receives/pays a rebate based upon the Fed Funds 1-Day Rate less a specified spread as negotiated by the parties. The notional gain or loss, dividends payable and rebates are payable the earlier of maturity of the swaps or upon termination. The portfolio matures on July 29, 2024, however underlying individual contracts are entered into and closed (terminated) on a daily basis. The cash amounts payable/receivable due to individual contracts being closed are settled, on a net basis, once a week. The value of total return swaps represents 2.9% of net assets.

The following table represents the individual long and short positions and related values of total return swaps as of June 30, 2020:

Total Return Swaps

Reference Entity	Counterparty	Number of Contracts Long/(Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Long
Automobiles & Components
Aptiv PLC (Jersey)	Morgan Stanley	460	$35,704	$35,843	$303
BorgWarner, Inc.	Morgan Stanley	14,781	429,183	521,769	98,636
Ford Motor Co.	Morgan Stanley	19,076	91,439	115,982	24,497
General Motors Co.	Morgan Stanley	9,314	267,951	235,644	(31,512)

		43,631	824,277	909,238	91,924

Banks
Bank of America Corp.	Morgan Stanley	36,822	778,528	874,523	105,095
Citigroup, Inc.	Morgan Stanley	4,851	186,132	247,886	64,304
Fifth Third Bancorp	Morgan Stanley	63,200	1,464,168	1,218,496	(224,404)
First Republic Bank	Morgan Stanley	624	48,447	66,138	18,020
JPMorgan Chase & Co.	Morgan Stanley	2,909	257,273	273,621	18,769
People’s United Financial, Inc.	Morgan Stanley	4,232	45,850	48,964	3,335
PNC Financial Services Group, Inc. (The)	Morgan Stanley	7,953	783,675	836,735	64,728
Truist Financial Corp.	Morgan Stanley	25,952	800,708	974,498	189,415
US Bancorp	Morgan Stanley	18,981	666,235	698,880	45,253
Wells Fargo & Co.	Morgan Stanley	61,593	1,674,120	1,576,781	(78,865)

		227,117	6,705,136	6,816,522	205,650

Capital Goods
3M Co.	Morgan Stanley	12,244	1,807,496	1,909,942	141,158
Allegion PLC (Ireland)	Morgan Stanley	34	2,761	3,475	787
AMETEK, Inc.	Morgan Stanley	7,462	496,749	666,879	172,986
Carrier Global Corp.	Morgan Stanley	4,103	49,618	91,169	42,086
Caterpillar, Inc.	Morgan Stanley	536	54,434	67,804	14,144
Cummins, Inc.	Morgan Stanley	14,162	2,027,038	2,453,708	493,581
Dover Corp.	Morgan Stanley	20,388	1,866,454	1,968,665	124,540
Eaton Corp. PLC (Ireland)	Morgan Stanley	9,681	668,194	846,894	193,445
Emerson Electric Co.	Morgan Stanley	21,811	1,097,033	1,352,936	271,638
Flowserve Corp.	Morgan Stanley	79,776	1,934,732	2,275,212	370,479
Fortive Corp.	Morgan Stanley	4,252	184,145	287,690	104,496
Fortune Brands Home & Security, Inc.	Morgan Stanley	7,205	277,637	460,616	185,624
General Dynamics Corp.	Morgan Stanley	12,270	1,631,476	1,833,874	217,588
Honeywell International, Inc.	Morgan Stanley	18,624	2,610,376	2,692,844	111,988
Howmet Aerospace, Inc.	Morgan Stanley	137,413	2,092,372	2,177,996	24,600
Illinois Tool Works, Inc.	Morgan Stanley	2,869	474,597	501,645	30,845

GOTHAM INDEX PLUS FUND

Portfolio of Investments (Continued)

June 30, 2020

(Unaudited)

Total Return Swaps (continued)

Reference Entity	Counterparty	Number of Contracts Long/(Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Capital Goods — (continued)
Johnson Controls International PLC (Ireland)	Morgan Stanley	27,012	$957,389	$922,190	$(25,984)
Lockheed Martin Corp.	Morgan Stanley	3,961	1,477,584	1,445,448	(19,491)
Masco Corp.	Morgan Stanley	32,548	1,301,470	1,634,235	339,344
Northrop Grumman Corp.	Morgan Stanley	1,120	379,566	344,333	(34,067)
Otis Worldwide Corp.	Morgan Stanley	10,320	476,130	586,795	114,036
Pentair PLC (Ireland)	Morgan Stanley	21,641	556,828	822,142	271,209
Quanta Services, Inc.	Morgan Stanley	55,270	1,826,063	2,168,242	352,985
Raytheon Technologies Corp.	Morgan Stanley	30,312	1,592,296	1,867,825	294,344
Roper Technologies, Inc.	Morgan Stanley	720	278,503	279,547	1,963
Snap-on, Inc.	Morgan Stanley	13,718	1,588,217	1,900,080	331,906
Stanley Black & Decker, Inc.	Morgan Stanley	100	7,486	13,938	6,597
Trane Technologies PLC (Ireland)	Morgan Stanley	6,050	486,140	538,329	56,663
TransDigm Group, Inc.	Morgan Stanley	5,332	1,635,554	2,357,011	726,593
United Rentals, Inc.	Morgan Stanley	17,496	1,838,786	2,607,604	774,586
Westinghouse Air Brake Technologies Corp.	Morgan Stanley	7,112	435,804	409,438	(24,959)
WW Grainger, Inc.	Morgan Stanley	986	242,835	309,762	84,802

		586,528	32,355,763	37,798,268	5,750,512

Commercial & Professional Services
Cintas Corp.	Morgan Stanley	4,463	869,782	1,188,765	321,739
IHS Markit Ltd. (Bermuda)	Morgan Stanley	6,704	444,303	506,152	65,794
Nielsen Holdings PLC (United Kingdom).	Morgan Stanley	38,946	494,898	578,738	87,760
Republic Services, Inc.	Morgan Stanley	13,460	1,109,356	1,104,393	7,439
Robert Half International, Inc.	Morgan Stanley	8,411	387,663	444,353	62,048
Waste Management, Inc.	Morgan Stanley	11,282	1,157,667	1,194,877	44,830

		83,266	4,463,669	5,017,278	589,610

Consumer Durables & Apparel
DR Horton, Inc.	Morgan Stanley	3,413	95,460	189,251	94,737
Garmin Ltd. (Switzerland)	Morgan Stanley	2,138	153,875	208,455	56,654
Hanesbrands, Inc.	Morgan Stanley	41,465	429,800	468,140	40,269
Leggett & Platt, Inc.	Morgan Stanley	9,138	249,833	321,201	76,448
Lennar Corp., Class A	Morgan Stanley	2,649	126,914	163,231	37,516
Mohawk Industries, Inc.	Morgan Stanley	6,403	532,536	651,569	120,864
Newell Brands, Inc.	Morgan Stanley	20,497	294,773	325,492	37,112
NIKE, Inc., Class B	Morgan Stanley	6,182	558,644	606,145	51,444
PulteGroup, Inc.	Morgan Stanley	36,604	1,020,552	1,245,634	233,068
PVH Corp.	Morgan Stanley	34,243	1,613,946	1,645,376	7,025
Ralph Lauren Corp.	Morgan Stanley	7,354	524,036	533,312	11,150
Tapestry, Inc.	Morgan Stanley	76,844	1,009,608	1,020,488	14,071
VF Corp.	Morgan Stanley	7,749	423,987	472,224	59,922
Whirlpool Corp.	Morgan Stanley	5,320	525,912	689,100	173,334

		259,999	7,559,876	8,539,618	1,013,614

Consumer Services
Carnival Corp. (Panama)	Morgan Stanley	8,382	111,763	137,632	26,270

GOTHAM INDEX PLUS FUND

Portfolio of Investments (Continued)

June 30, 2020

(Unaudited)

Total Return Swaps (continued)

Reference Entity	Counterparty	Number of Contracts Long/(Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Consumer Services — (continued)
H&R Block, Inc.	Morgan Stanley	260	$4,301	$3,713	$(462)
Hilton Worldwide Holdings, Inc.	Morgan Stanley	2,133	164,758	156,669	(11,325)
Marriott International, Inc., Class A	Morgan Stanley	4,305	406,628	369,068	(36,244)
McDonald’s Corp.	Morgan Stanley	13,779	2,495,774	2,541,812	73,634
MGM Resorts International	Morgan Stanley	92,692	900,261	1,557,226	660,009
Starbucks Corp.	Morgan Stanley	6,410	486,908	471,712	(14,342)
Yum! Brands, Inc.	Morgan Stanley	21,432	1,823,736	1,862,655	57,488

		149,393	6,394,129	7,100,487	755,028

Diversified Financials
American Express Co.	Morgan Stanley	1,900	145,842	180,880	35,777
Berkshire Hathaway, Inc., Class B	Morgan Stanley	36,352	7,166,053	6,489,196	(654,530)
BlackRock, Inc.	Morgan Stanley	8,640	3,581,167	4,700,938	1,247,064
Discover Financial Services	Morgan Stanley	29,298	1,125,164	1,467,537	357,546
Franklin Resources, Inc.	Morgan Stanley	66,523	1,356,195	1,394,987	57,134
Goldman Sachs Group, Inc. (The)	Morgan Stanley	7,504	1,271,110	1,482,940	223,292
Intercontinental Exchange, Inc.	Morgan Stanley	7,861	620,006	720,068	104,556
Invesco Ltd. (Bermuda)	Morgan Stanley	204,496	1,817,077	2,200,377	417,126
MSCI, Inc.	Morgan Stanley	1	209	334	181
Nasdaq, Inc.	Morgan Stanley	22,158	2,190,109	2,647,216	496,051
Raymond James Financial, Inc.	Morgan Stanley	1,117	68,962	76,883	8,716
S&P Global, Inc.	Morgan Stanley	2,254	682,108	742,648	63,291
T Rowe Price Group, Inc.	Morgan Stanley	21,924	2,294,882	2,707,614	482,668

		410,028	22,318,884	24,811,618	2,838,872

Energy
Apache Corp.	Morgan Stanley	176,013	1,025,566	2,376,176	1,358,000
ChampionX Corp.	Morgan Stanley	2,318	19,168	22,624	3,568
Chevron Corp.	Morgan Stanley	9,094	616,548	811,458	205,910
Concho Resources, Inc.	Morgan Stanley	35,142	1,828,351	1,809,813	(6,726)
ConocoPhillips	Morgan Stanley	84,627	3,182,873	3,556,027	426,099
Devon Energy Corp.	Morgan Stanley	59,205	756,390	671,385	(80,138)
EOG Resources, Inc.	Morgan Stanley	22,819	760,794	1,156,011	406,191
Exxon Mobil Corp.	Morgan Stanley	48,652	2,172,167	2,175,717	30,653
Halliburton Co.	Morgan Stanley	83,428	719,072	1,082,895	369,735
HollyFrontier Corp.	Morgan Stanley	26,466	764,371	772,807	19,634
Kinder Morgan, Inc.	Morgan Stanley	194,735	3,570,451	2,954,130	(554,175)
Marathon Petroleum Corp.	Morgan Stanley	3,834	67,575	143,315	78,226
National Oilwell Varco, Inc.	Morgan Stanley	14,008	149,013	171,598	23,092
Phillips 66.	Morgan Stanley	17,795	1,166,573	1,279,460	129,756
TechnipFMC PLC (United Kingdom)	Morgan Stanley	174,632	1,738,641	1,194,483	(520,991)
Valero Energy Corp.	Morgan Stanley	865	28,824	50,879	23,046

		953,633	18,566,377	20,228,778	1,911,880

Food & Staples Retailing
Kroger Co. (The)	Morgan Stanley	25,474	592,682	862,295	284,756
Sysco Corp.	Morgan Stanley	13,012	500,757	711,236	215,319
Walgreens Boots Alliance, Inc.	Morgan Stanley	8,700	357,107	368,793	16,555

GOTHAM INDEX PLUS FUND

Portfolio of Investments (Continued)

June 30, 2020

(Unaudited)

Total Return Swaps (continued)

Reference Entity	Counterparty	Number of Contracts Long/(Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Food & Staples Retailing — (continued)
Walmart, Inc.	Morgan Stanley	31,288	$3,383,220	$3,747,677	$416,008

		78,474	4,833,766	5,690,001	932,638

Food, Beverage & Tobacco
Altria Group, Inc.	Morgan Stanley	16,705	635,746	655,671	42,703
Archer-Daniels-Midland Co.	Morgan Stanley	21,503	887,173	857,970	(7,314)
Campbell Soup Co.	Morgan Stanley	28,333	1,332,608	1,406,167	89,845
Coca-Cola Co. (The)	Morgan Stanley	19,899	901,709	889,087	(2,767)
Constellation Brands, Inc., Class A	Morgan Stanley	8,591	1,126,091	1,502,995	385,921
General Mills, Inc.	Morgan Stanley	17,074	993,683	1,052,612	63,309
Hershey Co. (The)	Morgan Stanley	4,156	545,873	538,701	(3,418)
JM Smucker Co. (The)	Morgan Stanley	8,924	989,050	944,248	(35,371)
Kraft Heinz Co. (The)	Morgan Stanley	34,202	1,096,175	1,090,702	(593)
Molson Coors Beverage Co., Class B	Morgan Stanley	2,932	107,911	100,744	(7,260)
Mondelez International, Inc., Class A	Morgan Stanley	12,610	607,600	644,749	44,152
PepsiCo, Inc.	Morgan Stanley	22,931	2,836,714	3,032,854	290,903
Philip Morris International, Inc.	Morgan Stanley	8,065	541,566	565,034	35,593
Tyson Foods, Inc., Class A	Morgan Stanley	10,730	509,466	640,688	136,953

		216,655	13,111,365	13,922,222	1,032,656

Health Care Equipment & Services
Abbott Laboratories	Morgan Stanley	16,568	1,251,368	1,514,812	273,081
Anthem, Inc.	Morgan Stanley	4,551	976,670	1,196,822	227,488
Baxter International, Inc.	Morgan Stanley	564	48,137	48,560	625
Cardinal Health, Inc.	Morgan Stanley	5,042	274,183	263,142	(7,686)
Cerner Corp.	Morgan Stanley	873	57,494	59,844	2,698
CVS Health Corp.	Morgan Stanley	23,135	1,307,998	1,503,081	220,977
Danaher Corp.	Morgan Stanley	8,224	1,146,769	1,454,250	316,511
DaVita, Inc.	Morgan Stanley	28,507	1,706,958	2,256,044	554,444
Henry Schein, Inc.	Morgan Stanley	11,466	598,052	669,500	73,360
Hologic, Inc.	Morgan Stanley	13,343	699,876	760,551	63,322
Humana, Inc.	Morgan Stanley	671	258,574	260,180	2,882
McKesson Corp.	Morgan Stanley	1,229	189,694	188,553	(308)
Medtronic PLC (Ireland)	Morgan Stanley	23,285	2,334,605	2,135,235	(184,078)
Quest Diagnostics, Inc.	Morgan Stanley	3,188	246,289	363,304	119,447
STERIS PLC (Ireland)	Morgan Stanley	5,127	801,602	786,687	(11,089)
Stryker Corp.	Morgan Stanley	6,452	1,205,166	1,162,586	(35,071)
UnitedHealth Group, Inc.	Morgan Stanley	10,843	2,412,290	3,198,143	824,080
Universal Health Services, Inc., Class B .	Morgan Stanley	13,300	1,298,611	1,235,437	(59,030)
West Pharmaceutical Services, Inc.	Morgan Stanley	3,078	643,980	699,229	57,304
Zimmer Biomet Holdings, Inc.	Morgan Stanley	6,978	860,918	832,894	(24,910)

		186,424	18,319,234	20,588,854	2,414,047

Household & Personal Products
Colgate-Palmolive Co.	Morgan Stanley	17,456	1,171,340	1,278,827	127,760
Estee Lauder Cos., Inc. (The), Class A	Morgan Stanley	2,191	353,457	413,398	61,092
Kimberly-Clark Corp.	Morgan Stanley	8,386	1,160,384	1,185,361	37,275

GOTHAM INDEX PLUS FUND

Portfolio of Investments (Continued)

June 30, 2020

(Unaudited)

Total Return Swaps (continued)

Reference Entity	Counterparty	Number of Contracts Long/(Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Household & Personal Products — (continued)
Procter & Gamble Co. (The)	Morgan Stanley	3,671	$397,636	$438,941	$44,707

		31,704	3,082,817	3,316,527	270,834

Insurance
Aflac, Inc.	Morgan Stanley	27,763	1,244,680	1,000,301	(227,993)
Allstate Corp. (The)	Morgan Stanley	233	22,695	22,599	54
Aon PLC, Class A (Ireland)	Morgan Stanley	3,230	555,751	622,098	68,716
Assurant, Inc.	Morgan Stanley	7,311	827,572	755,153	(54,753)
Chubb Ltd. (Switzerland)	Morgan Stanley	4,129	415,581	522,814	113,026
Cincinnati Financial Corp.	Morgan Stanley	11,310	616,184	724,179	116,749
Everest Re Group Ltd. (Bermuda)	Morgan Stanley	1,002	168,008	206,612	40,706
Globe Life, Inc.	Morgan Stanley	13,707	1,271,910	1,017,471	(247,286)
Hartford Financial Services Group, Inc. (The)	Morgan Stanley	10,547	367,745	406,587	43,268
Loews Corp.	Morgan Stanley	11,255	370,109	385,934	15,101
Marsh & McLennan Cos., Inc.	Morgan Stanley	3,253	259,416	349,275	92,197
MetLife, Inc.	Morgan Stanley	24,773	770,908	904,710	147,418
Prudential Financial, Inc.	Morgan Stanley	15,428	798,216	939,565	159,757
Travelers Cos., Inc. (The)	Morgan Stanley	9,622	978,105	1,097,389	131,488
Willis Towers Watson PLC (Ireland)	Morgan Stanley	3,238	625,698	637,724	15,278
WR Berkley Corp.	Morgan Stanley	8,733	477,950	500,314	25,073

		155,534	9,770,528	10,092,725	438,799

Materials
Amcor PLC (Jersey)	Morgan Stanley	38,334	237,126	391,390	159,462
Avery Dennison Corp.	Morgan Stanley	440	42,134	50,200	8,518
Celanese Corp.	Morgan Stanley	14,719	1,168,054	1,270,838	114,252
CF Industries Holdings, Inc.	Morgan Stanley	32,955	1,014,175	927,354	(83,616)
Corteva, Inc.	Morgan Stanley	9,214	211,324	246,843	37,040
Dow, Inc.	Morgan Stanley	6,422	236,422	261,761	28,549
DuPont de Nemours, Inc.	Morgan Stanley	49,839	1,805,916	2,647,946	862,648
Eastman Chemical Co.	Morgan Stanley	7,069	356,032	492,285	145,375
Ecolab, Inc.	Morgan Stanley	3,759	755,740	747,853	(4,704)
FMC Corp.	Morgan Stanley	10,530	874,471	1,048,999	190,357
International Paper Co.	Morgan Stanley	42,377	1,477,377	1,492,094	64,246
Linde PLC (Ireland)	Morgan Stanley	8,004	1,369,425	1,697,728	340,321
LyondellBasell Industries NV, Class A (Netherlands)	Morgan Stanley	9,914	417,333	651,548	245,974
Martin Marietta Materials, Inc.	Morgan Stanley	1,485	239,091	306,756	69,279
PPG Industries, Inc.	Morgan Stanley	18,240	1,851,600	1,934,534	96,462
Sealed Air Corp.	Morgan Stanley	53,665	1,336,426	1,762,895	439,263

		306,966	13,392,646	15,931,024	2,713,426

Media & Entertainment
Activision Blizzard, Inc.	Morgan Stanley	5,214	366,895	395,743	30,041
Alphabet, Inc., Class A	Morgan Stanley	7,511	8,762,998	10,650,974	1,914,735
Charter Communications, Inc., Class A	Morgan Stanley	8,763	3,321,808	4,469,481	1,158,051
Comcast Corp., Class A	Morgan Stanley	23,677	828,940	922,929	109,018

GOTHAM INDEX PLUS FUND

Portfolio of Investments (Continued)

June 30, 2020

(Unaudited)

Total Return Swaps (continued)

Reference Entity	Counterparty	Number of Contracts Long/(Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Media & Entertainment — (continued)
Discovery, Inc., Class A	Morgan Stanley	13,995	$291,325	$295,295	$4,928
Electronic Arts, Inc.	Morgan Stanley	22	2,678	2,905	291
Facebook, Inc., Class A	Morgan Stanley	11,157	2,148,672	2,533,420	391,003
Fox Corp., Class A	Morgan Stanley	61,778	1,582,787	1,656,886	79,071
Interpublic Group of Cos., Inc. (The)	Morgan Stanley	53,498	1,066,100	918,026	(119,294)
Netflix, Inc.	Morgan Stanley	2,994	1,265,034	1,362,390	101,341
News Corp., Class A	Morgan Stanley	16,407	195,254	194,587	(146)
Omnicom Group, Inc.	Morgan Stanley	7,064	392,025	385,694	(1,232)
Take-Two Interactive Software, Inc.	Morgan Stanley	771	103,059	107,608	4,922
Twitter, Inc.	Morgan Stanley	5,354	164,526	159,496	(4,483)
Walt Disney Co. (The)	Morgan Stanley	12,478	1,179,261	1,391,422	215,879

		230,683	21,671,362	25,446,856	3,884,125

Pharmaceuticals, Biotechnology & Life Sciences
AbbVie, Inc.	Morgan Stanley	8,086	768,809	793,883	27,435
Alexion Pharmaceuticals, Inc.	Morgan Stanley	1,689	148,007	189,573	42,079
Amgen, Inc.	Morgan Stanley	6,049	1,064,801	1,426,717	402,178
Biogen, Inc.	Morgan Stanley	20,133	4,773,483	5,386,584	627,991
Bristol-Myers Squibb Co.	Morgan Stanley	45,669	2,493,525	2,685,337	215,052
Gilead Sciences, Inc.	Morgan Stanley	5,675	351,550	436,635	97,523
Illumina, Inc.	Morgan Stanley	985	361,317	364,795	4,650
Incyte Corp.	Morgan Stanley	1,466	148,992	152,420	3,943
Johnson & Johnson	Morgan Stanley	48,562	6,293,275	6,829,274	715,917
Merck & Co., Inc.	Morgan Stanley	16,509	1,192,500	1,276,641	98,011
PerkinElmer, Inc.	Morgan Stanley	4,549	325,924	446,211	121,631
Pfizer, Inc.	Morgan Stanley	94,783	3,209,997	3,099,404	(68,967)
Regeneron Pharmaceuticals, Inc.	Morgan Stanley	691	340,214	430,942	91,844
Waters Corp.	Morgan Stanley	3,475	653,410	626,890	(24,436)

		258,321	22,125,804	24,145,306	2,354,851

Real Estate
Alexandria Real Estate Equities, Inc., REIT	Morgan Stanley	4,004	578,979	649,649	83,876
American Tower Corp., REIT	Morgan Stanley	2,953	759,530	763,469	9,631
Apartment Investment & Management Co., Class A, REIT	Morgan Stanley	13,163	427,655	495,455	73,249
AvalonBay Communities, Inc., REIT	Morgan Stanley	3,425	493,463	529,642	44,928
Boston Properties, Inc., REIT	Morgan Stanley	6,697	573,776	605,275	39,274
CBRE Group, Inc., Class A	Morgan Stanley	8,591	345,452	388,485	44,160
Crown Castle International Corp., REIT	Morgan Stanley	2,744	463,360	459,208	643
Extra Space Storage, Inc., REIT	Morgan Stanley	1,513	126,892	139,756	16,764
Federal Realty Investment Trust, REIT	Morgan Stanley	6,713	493,482	572,015	87,097
Mid-America Apartment Communities, Inc., REIT	Morgan Stanley	4,674	557,167	535,968	(17,807)
Prologis, Inc., REIT	Morgan Stanley	3,177	264,422	296,509	35,050
Public Storage, REIT	Morgan Stanley	5,011	959,524	961,561	17,448
Realty Income Corp., REIT	Morgan Stanley	9,740	459,086	579,530	129,322
SBA Communications Corp., REIT	Morgan Stanley	744	230,628	221,652	(8,222)

GOTHAM INDEX PLUS FUND

Portfolio of Investments (Continued)

June 30, 2020

(Unaudited)

Total Return Swaps (continued)

Reference Entity	Counterparty	Number of Contracts Long/(Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Real Estate — (continued)
Simon Property Group, Inc., REIT	Morgan Stanley	9,652	$525,979	$660,004	$129,885
UDR, Inc., REIT	Morgan Stanley	3,876	122,927	144,885	24,109
Welltower, Inc., REIT	Morgan Stanley	12,508	515,416	647,289	140,813
Weyerhaeuser Co., REIT	Morgan Stanley	154,260	2,665,893	3,464,680	807,126

		253,445	10,563,631	12,115,032	1,657,346

Retailing
Amazon.com, Inc.	Morgan Stanley	3,409	6,806,953	9,404,817	2,619,076
AutoZone, Inc.	Morgan Stanley	1,271	1,237,958	1,433,841	199,098
Best Buy Co., Inc.	Morgan Stanley	5,019	327,467	438,008	119,765
Booking Holdings, Inc.	Morgan Stanley	257	312,870	409,231	97,387
eBay, Inc.	Morgan Stanley	44,367	1,292,818	2,327,049	1,045,402
Gap, Inc. (The)	Morgan Stanley	18,062	104,735	227,942	123,586
Genuine Parts Co.	Morgan Stanley	2,726	155,386	237,053	84,357
Home Depot, Inc. (The)	Morgan Stanley	1,808	382,298	452,922	74,248
Kohl’s Corp.	Morgan Stanley	49,311	712,912	1,024,189	314,132
LKQ Corp.	Morgan Stanley	32,799	713,122	859,334	148,253
Lowe’s Cos., Inc.	Morgan Stanley	10,614	1,290,182	1,434,164	148,045
O’Reilly Automotive, Inc.	Morgan Stanley	393	136,540	165,716	30,820
Target Corp.	Morgan Stanley	81,720	6,685,367	9,800,680	3,351,887
Tractor Supply Co.	Morgan Stanley	7,906	971,659	1,041,932	73,345
Ulta Beauty, Inc.	Morgan Stanley	6,677	1,474,297	1,358,235	(115,238)

		266,339	22,604,564	30,615,113	8,314,163

Semiconductors & Semiconductor Equipment
Applied Materials, Inc.	Morgan Stanley	12,530	497,369	757,439	264,425
Broadcom, Inc.	Morgan Stanley	221	68,805	69,750	1,930
Intel Corp.	Morgan Stanley	114,839	5,414,787	6,870,817	1,596,881
KLA Corp.	Morgan Stanley	963	161,694	187,284	26,967
Lam Research Corp.	Morgan Stanley	1,011	272,808	327,018	56,308
Micron Technology, Inc.	Morgan Stanley	7,543	353,998	388,615	35,770
NVIDIA Corp.	Morgan Stanley	2,861	780,290	1,086,923	309,465
Qorvo, Inc.	Morgan Stanley	21,667	1,548,243	2,394,854	851,476
Skyworks Solutions, Inc.	Morgan Stanley	4,633	411,470	592,375	184,897
Texas Instruments, Inc.	Morgan Stanley	1,929	210,238	244,925	36,494

		168,197	9,719,702	12,920,000	3,364,613

Software & Services
Accenture PLC, Class A (Ireland)	Morgan Stanley	2,884	486,806	619,252	135,480
Adobe, Inc.	Morgan Stanley	2,018	665,950	878,456	214,628
ANSYS, Inc.	Morgan Stanley	573	162,721	167,161	5,004
Automatic Data Processing, Inc.	Morgan Stanley	6,300	883,090	938,007	63,392
Cadence Design Systems, Inc.	Morgan Stanley	1,865	166,005	178,965	13,529
Citrix Systems, Inc.	Morgan Stanley	5,083	589,110	751,827	167,575
Cognizant Technology Solutions Corp., Class A	Morgan Stanley	6,454	395,631	366,716	(22,645)
FleetCor Technologies, Inc.	Morgan Stanley	1,013	189,252	254,800	66,189
International Business Machines Corp.	Morgan Stanley	17,098	1,887,455	2,064,925	205,843

GOTHAM INDEX PLUS FUND

Portfolio of Investments (Continued)

June 30, 2020

(Unaudited)

Total Return Swaps (continued)

Reference Entity	Counterparty	Number of Contracts Long/(Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Software & Services — (continued)
Leidos Holdings, Inc.	Morgan Stanley	29,822	$2,475,531	$2,793,427	$364,150
Mastercard, Inc., Class A	Morgan Stanley	3,661	1,039,226	1,082,558	46,753
Microsoft Corp.	Morgan Stanley	36,080	5,683,637	7,342,641	1,712,203
NortonLifeLock, Inc.	Morgan Stanley	29,075	566,546	576,557	15,459
Oracle Corp.	Morgan Stanley	42,112	1,913,972	2,327,530	429,632
Paychex, Inc.	Morgan Stanley	38,256	2,273,728	2,897,892	654,560
PayPal Holdings, Inc.	Morgan Stanley	8,780	1,325,093	1,529,739	208,913
salesforce.com, Inc.	Morgan Stanley	3,730	499,616	698,741	200,730
ServiceNow, Inc.	Morgan Stanley	1,279	489,186	518,072	30,482
Synopsys, Inc.	Morgan Stanley	1,024	181,633	199,680	18,673
VeriSign, Inc.	Morgan Stanley	1,448	305,930	299,490	(5,437)
Visa, Inc., Class A	Morgan Stanley	17,886	3,004,971	3,455,039	476,302
Western Union Co. (The)	Morgan Stanley	39,786	845,281	860,173	26,436

		296,227	26,030,370	30,801,648	5,027,851

Technology Hardware & Equipment
Amphenol Corp., Class A	Morgan Stanley	5,667	414,545	542,955	131,754
Apple, Inc.	Morgan Stanley	85,529	16,998,613	31,200,979	14,474,933
CDW Corp.	Morgan Stanley	1,129	90,962	131,167	41,012
Cisco Systems, Inc.	Morgan Stanley	63,183	2,672,883	2,946,855	308,438
F5 Networks, Inc.	Morgan Stanley	4,176	394,605	582,468	189,143
FLIR Systems, Inc.	Morgan Stanley	36,599	1,315,657	1,484,821	174,443
Hewlett Packard Enterprise Co.	Morgan Stanley	24,741	240,709	240,730	2,240
HP, Inc.	Morgan Stanley	48,359	668,137	842,897	185,411
Juniper Networks, Inc.	Morgan Stanley	43,348	895,391	990,935	105,719
NetApp, Inc.	Morgan Stanley	5,217	216,395	231,478	16,363
TE Connectivity Ltd. (Switzerland)	Morgan Stanley	16,712	1,026,604	1,362,864	346,724
Xerox Holdings Corp.	Morgan Stanley	64,931	1,236,683	992,795	(210,863)

		399,591	26,171,184	41,550,944	15,765,317

Telecommunication Services
AT&T, Inc.	Morgan Stanley	11,356	338,388	343,292	5,880
T-Mobile US, Inc.	Morgan Stanley	3,685	325,744	383,793	59,114
Verizon Communications, Inc.	Morgan Stanley	26,279	1,362,790	1,448,761	105,692

		41,320	2,026,922	2,175,846	170,686

Transportation
Alaska Air Group, Inc.	Morgan Stanley	8,150	200,381	295,519	95,814
CH Robinson Worldwide, Inc.	Morgan Stanley	1,405	109,632	111,079	1,998
CSX Corp.	Morgan Stanley	17,585	936,113	1,226,378	297,800
Expeditors International of Washington, Inc.	Morgan Stanley	29,329	1,950,256	2,230,177	300,286
JB Hunt Transport Services, Inc.	Morgan Stanley	229	18,175	27,558	9,554
Kansas City Southern	Morgan Stanley	2,476	286,696	369,642	87,753
Norfolk Southern Corp.	Morgan Stanley	8,016	1,369,263	1,407,369	48,327
Southwest Airlines Co.	Morgan Stanley	82,917	2,346,977	2,834,103	496,709

		150,107	7,217,493	8,501,825	1,338,241

GOTHAM INDEX PLUS FUND

Portfolio of Investments (Continued)

June 30, 2020

(Unaudited)

Total Return Swaps (continued)

Reference Entity	Counterparty	Number of Contracts Long/(Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Utilities
AES Corp. (The)	Morgan Stanley	8,608	$130,723	$124,730	$(1,994)
Dominion Energy, Inc.	Morgan Stanley	31,733	2,413,413	2,576,085	199,859
Duke Energy Corp.	Morgan Stanley	1,986	161,097	158,662	(6)
Evergy, Inc.	Morgan Stanley	11,396	688,144	675,669	(2,749)
NextEra Energy, Inc.	Morgan Stanley	425	90,854	102,072	12,055
NRG Energy, Inc.	Morgan Stanley	118,059	3,559,973	3,844,001	332,253
Public Service Enterprise Group, Inc.	Morgan Stanley	18,479	848,191	908,428	71,361
Sempra Energy	Morgan Stanley	3,483	343,922	408,312	71,627
Southern Co. (The)	Morgan Stanley	9,528	515,408	494,027	(16,243)

		203,697	8,751,725	9,291,986	666,163

Total Reference Entity — Long			318,581,224	378,327,716	63,502,846

Short
Banks
Citizens Financial Group, Inc.	Morgan Stanley	(61,018)	(2,355,240)	(1,540,094)	760,203
Comerica, Inc.	Morgan Stanley	(19,083)	(1,250,914)	(727,062)	480,488
Huntington Bancshares, Inc.	Morgan Stanley	(174,905)	(2,333,987)	(1,580,267)	658,907
KeyCorp.	Morgan Stanley	(55,222)	(1,073,673)	(672,604)	376,674
M&T Bank Corp.	Morgan Stanley	(15,667)	(2,665,080)	(1,628,898)	991,798
Regions Financial Corp.	Morgan Stanley	(121,358)	(1,842,226)	(1,349,501)	415,165
SVB Financial Group	Morgan Stanley	(5,126)	(1,027,759)	(1,104,807)	(80,840)
Zions Bancorp NA	Morgan Stanley	(22,847)	(1,068,027)	(776,798)	275,805

		(475,226)	(13,616,906)	(9,380,031)	3,878,200

Capital Goods
A.O. Smith Corp.	Morgan Stanley	(60,984)	(2,612,313)	(2,873,566)	(277,941)
Boeing Co. (The)	Morgan Stanley	(26,007)	(8,664,792)	(4,767,083)	3,758,464
Deere & Co.	Morgan Stanley	(751)	(115,147)	(118,020)	(3,822)
Fastenal Co.	Morgan Stanley	(79,324)	(2,995,032)	(3,398,240)	(449,494)
General Electric Co.	Morgan Stanley	(441,453)	(3,782,867)	(3,015,124)	747,491
Huntington Ingalls Industries, Inc.	Morgan Stanley	(8,419)	(1,659,116)	(1,469,031)	182,021
IDEX Corp.	Morgan Stanley	(8,857)	(1,547,772)	(1,399,760)	139,020
Ingersoll Rand, Inc.	Morgan Stanley	(182,111)	(5,050,151)	(5,120,961)	(89,649)
Jacobs Engineering Group, Inc.	Morgan Stanley	(50,763)	(4,671,319)	(4,304,702)	341,403
L3Harris Technologies, Inc.	Morgan Stanley	(16,472)	(2,920,798)	(2,794,804)	103,515
PACCAR, Inc.	Morgan Stanley	(27,374)	(1,932,272)	(2,048,944)	(130,862)
Parker-Hannifin Corp.	Morgan Stanley	(18,640)	(2,885,727)	(3,416,153)	(559,121)
Rockwell Automation, Inc.	Morgan Stanley	(14,207)	(2,877,236)	(3,026,091)	(183,325)
Teledyne Technologies, Inc.	Morgan Stanley	(2,031)	(629,128)	(631,539)	(4,713)
Textron, Inc.	Morgan Stanley	(117,913)	(5,677,077)	(3,880,517)	1,770,081
Xylem, Inc.	Morgan Stanley	(35,724)	(2,508,392)	(2,320,631)	169,015

		(1,091,030)	(50,529,139)	(44,585,166)	5,512,083

Commercial & Professional Services
Copart, Inc.	Morgan Stanley	(33,817)	(3,441,537)	(2,815,942)	612,774
Equifax, Inc.	Morgan Stanley	(5,439)	(877,162)	(934,855)	(65,380)
Rollins, Inc.	Morgan Stanley	(98,206)	(3,684,665)	(4,162,952)	(508,494)

GOTHAM INDEX PLUS FUND

Portfolio of Investments (Continued)

June 30, 2020

(Unaudited)

Total Return Swaps (continued)

Reference Entity	Counterparty	Number of Contracts Long/(Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Commercial & Professional Services — (continued)
Verisk Analytics, Inc.	Morgan Stanley	(8,273)	$(1,239,189)	$(1,408,065)	$(183,745)

		(145,735)	(9,242,553)	(9,321,814)	(144,845)

Consumer Durables & Apparel
Hasbro, Inc.	Morgan Stanley	(11,026)	(1,059,668)	(826,399)	206,930
NVR, Inc.	Morgan Stanley	(817)	(3,100,206)	(2,662,399)	426,263
Under Armour, Inc., Class C	Morgan Stanley	(523,944)	(4,309,813)	(4,631,665)	(338,403)

		(535,787)	(8,469,687)	(8,120,463)	294,790

Consumer Services
Chipotle Mexican Grill, Inc.	Morgan Stanley	(1,531)	(1,449,406)	(1,611,163)	(176,076)
Darden Restaurants, Inc.	Morgan Stanley	(52,892)	(6,325,891)	(4,007,627)	2,281,521
Domino’s Pizza, Inc.	Morgan Stanley	(6,075)	(2,312,787)	(2,244,348)	58,803
Las Vegas Sands Corp.	Morgan Stanley	(21,856)	(1,283,471)	(995,322)	256,168
Norwegian Cruise Line Holdings Ltd. (Bermuda)	Morgan Stanley	(99,618)	(3,339,805)	(1,636,724)	1,689,150
Royal Caribbean Cruises Ltd. (Liberia)	Morgan Stanley	(42,807)	(4,704,092)	(2,153,192)	2,452,228
Wynn Resorts Ltd.	Morgan Stanley	(19,167)	(2,077,051)	(1,427,750)	598,549

		(243,946)	(21,492,503)	(14,076,126)	7,160,343

Diversified Financials
Ameriprise Financial, Inc.	Morgan Stanley	(16,284)	(2,322,208)	(2,443,251)	(151,736)
Bank of New York Mellon Corp. (The)	Morgan Stanley	(24,860)	(1,148,766)	(960,839)	175,976
Capital One Financial Corp.	Morgan Stanley	(4,012)	(300,135)	(251,111)	52,452
Cboe Global Markets, Inc.	Morgan Stanley	(7,658)	(959,884)	(714,338)	236,494
Charles Schwab Corp. (The)	Morgan Stanley	(37,504)	(1,664,000)	(1,265,385)	384,228
CME Group, Inc.	Morgan Stanley	(6,748)	(1,341,012)	(1,096,820)	239,153
E*TRADE Financial Corp.	Morgan Stanley	(27,094)	(1,140,381)	(1,347,385)	(224,386)
MarketAxess Holdings, Inc.	Morgan Stanley	(4,817)	(2,087,978)	(2,412,932)	(347,628)
Moody’s Corp.	Morgan Stanley	(1,244)	(339,139)	(341,764)	(4,568)
Northern Trust Corp.	Morgan Stanley	(40,034)	(4,104,235)	(3,176,298)	856,590
State Street Corp.	Morgan Stanley	(52,846)	(4,061,876)	(3,358,363)	637,370
Synchrony Financial	Morgan Stanley	(49,548)	(1,668,727)	(1,097,984)	553,653

		(272,649)	(21,138,341)	(18,466,470)	2,407,598

Energy
Cabot Oil & Gas Corp.	Morgan Stanley	(239,476)	(4,550,711)	(4,114,198)	390,743
Diamondback Energy, Inc.	Morgan Stanley	(80,881)	(6,161,929)	(3,382,444)	2,697,119
Hess Corp.	Morgan Stanley	(81,136)	(5,197,590)	(4,203,656)	933,975
Marathon Oil Corp.	Morgan Stanley	(454,052)	(4,877,252)	(2,778,798)	2,061,118
Noble Energy, Inc.	Morgan Stanley	(334,449)	(6,315,909)	(2,996,663)	3,270,727
Occidental Petroleum Corp.	Morgan Stanley	(259,079)	(9,463,550)	(4,741,146)	4,446,237
ONEOK, Inc.	Morgan Stanley	(71,129)	(4,251,402)	(2,362,905)	1,722,904
Pioneer Natural Resources Co.	Morgan Stanley	(34,480)	(4,486,702)	(3,368,696)	1,048,145
Schlumberger Ltd. (Curacao)	Morgan Stanley	(55,434)	(1,910,828)	(1,019,431)	877,372
Williams Cos., Inc. (The)	Morgan Stanley	(191,553)	(4,547,660)	(3,643,338)	588,540

		(1,801,669)	(51,763,533)	(32,611,275)	18,036,880

GOTHAM INDEX PLUS FUND

Portfolio of Investments (Continued)

June 30, 2020

(Unaudited)

Total Return Swaps (continued)

Reference Entity	Counterparty	Number of Contracts Long/(Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Food & Staples Retailing
Costco Wholesale Corp.	Morgan Stanley	(499)	$(153,247)	$(151,302)	$1,633

Food, Beverage & Tobacco
Brown-Forman Corp., Class B	Morgan Stanley	(35,395)	(2,049,157)	(2,253,246)	(231,123)
Conagra Brands, Inc.	Morgan Stanley	(69,479)	(2,009,444)	(2,443,576)	(581,877)
Hormel Foods Corp.	Morgan Stanley	(51,920)	(2,486,429)	(2,506,178)	(39,540)
Kellogg Co.	Morgan Stanley	(5,767)	(377,632)	(380,968)	(5,785)
Lamb Weston Holdings, Inc.	Morgan Stanley	(17,617)	(1,677,495)	(1,126,255)	540,966
McCormick & Co., Inc., non-voting shares	Morgan Stanley	(5,170)	(885,225)	(927,550)	(45,583)
Monster Beverage Corp.	Morgan Stanley	(37,845)	(2,621,294)	(2,623,415)	(11,948)

		(223,193)	(12,106,676)	(12,261,188)	(374,890)

Health Care Equipment & Services
ABIOMED, Inc.	Morgan Stanley	(13,315)	(2,472,310)	(3,216,371)	(754,195)
Align Technology, Inc.	Morgan Stanley	(4,969)	(1,175,210)	(1,363,692)	(198,217)
AmerisourceBergen Corp.	Morgan Stanley	(8,501)	(840,913)	(856,646)	(18,825)
Becton Dickinson and Co.	Morgan Stanley	(4,155)	(1,036,286)	(994,167)	35,543
Boston Scientific Corp.	Morgan Stanley	(21,353)	(831,127)	(749,704)	78,367
Centene Corp.	Morgan Stanley	(46,806)	(3,046,076)	(2,974,521)	54,330
Cigna Corp.	Morgan Stanley	(836)	(169,275)	(156,875)	11,819
Cooper Cos., Inc. (The)	Morgan Stanley	(6,875)	(2,186,262)	(1,950,025)	228,036
DENTSPLY SIRONA, Inc.	Morgan Stanley	(14,088)	(794,141)	(620,717)	164,870
DexCom, Inc.	Morgan Stanley	(5,602)	(2,200,163)	(2,271,051)	(87,680)
Edwards Lifesciences Corp.	Morgan Stanley	(26,848)	(2,035,934)	(1,855,465)	172,786
HCA Healthcare, Inc.	Morgan Stanley	(9,319)	(1,174,637)	(904,502)	264,987
IDEXX Laboratories, Inc.	Morgan Stanley	(6,604)	(1,894,656)	(2,180,377)	(303,502)
Intuitive Surgical, Inc.	Morgan Stanley	(2,464)	(1,365,984)	(1,404,061)	(43,134)
Laboratory Corp. of America Holdings	Morgan Stanley	(2,121)	(411,084)	(352,319)	61,134
ResMed, Inc.	Morgan Stanley	(7,773)	(1,272,547)	(1,492,416)	(242,061)
Teleflex, Inc.	Morgan Stanley	(5,565)	(1,994,504)	(2,025,549)	(44,115)
Varian Medical Systems, Inc.	Morgan Stanley	(14,842)	(1,829,139)	(1,818,442)	3,908

		(202,036)	(26,730,248)	(27,186,900)	(615,949)

Household & Personal Products
Church & Dwight Co., Inc.	Morgan Stanley	(26,268)	(1,974,251)	(2,030,516)	(70,430)
Clorox Co. (The)	Morgan Stanley	(4,390)	(912,592)	(963,034)	(53,804)
Coty, Inc., Class A	Morgan Stanley	(297,145)	(2,677,768)	(1,328,238)	1,293,044

		(327,803)	(5,564,611)	(4,321,788)	1,168,810

Insurance
American International Group, Inc.	Morgan Stanley	(22,545)	(1,115,777)	(702,953)	394,274
Arthur J Gallagher & Co.	Morgan Stanley	(12,866)	(1,200,203)	(1,254,306)	(64,784)
Lincoln National Corp.	Morgan Stanley	(49,380)	(2,996,888)	(1,816,690)	1,149,288
Principal Financial Group, Inc.	Morgan Stanley	(17,772)	(993,850)	(738,249)	232,031
Progressive Corp. (The)	Morgan Stanley	(41,108)	(3,361,682)	(3,293,162)	52,676
Unum Group	Morgan Stanley	(88,377)	(2,562,464)	(1,466,174)	1,043,070

		(232,048)	(12,230,864)	(9,271,534)	2,806,555

GOTHAM INDEX PLUS FUND

Portfolio of Investments (Continued)

June 30, 2020

(Unaudited)

Total Return Swaps (continued)

Reference Entity	Counterparty	Number of Contracts Long/(Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Materials
Air Products & Chemicals, Inc.	Morgan Stanley	(9,853)	$(2,195,459)	$(2,379,105)	$(209,259)
Albemarle Corp.	Morgan Stanley	(68,159)	(5,922,472)	(5,262,556)	588,199
Ball Corp.	Morgan Stanley	(9,882)	(739,485)	(686,700)	47,800
Freeport-McMoRan, Inc.	Morgan Stanley	(74,312)	(854,227)	(859,790)	(15,211)
International Flavors & Fragrances, Inc.	Morgan Stanley	(24,658)	(2,984,361)	(3,019,619)	(65,828)
Mosaic Co. (The)	Morgan Stanley	(382,007)	(4,520,711)	(4,778,908)	(292,998)
Newmont Corp.	Morgan Stanley	(1,856)	(105,387)	(114,589)	(10,393)
Nucor Corp.	Morgan Stanley	(4,517)	(192,038)	(187,049)	2,507
Packaging Corp. of America	Morgan Stanley	(9,967)	(933,043)	(994,707)	(73,238)
Sherwin-Williams Co. (The)	Morgan Stanley	(4,789)	(2,496,326)	(2,767,324)	(284,969)
Vulcan Materials Co.	Morgan Stanley	(11,685)	(1,695,411)	(1,353,707)	327,788
Westrock Co.	Morgan Stanley	(86,482)	(2,389,467)	(2,443,981)	(77,657)

		(688,167)	(25,028,387)	(24,848,035)	(63,259)

Media & Entertainment
DISH Network Corp., Class A	Morgan Stanley	(59,279)	(2,451,237)	(2,045,718)	396,402
Live Nation Entertainment, Inc.	Morgan Stanley	(50,658)	(3,413,300)	(2,245,669)	1,154,915
ViacomCBS, Inc., Class B	Morgan Stanley	(118,408)	(2,985,853)	(2,761,275)	160,738

		(228,345)	(8,850,390)	(7,052,662)	1,712,055

Pharmaceuticals, Biotechnology & Life Sciences
Agilent Technologies, Inc.	Morgan Stanley	(9,730)	(846,918)	(859,840)	(18,500)
Bio-Rad Laboratories, Inc., Class A	Morgan Stanley	(2,903)	(1,285,076)	(1,310,676)	(30,354)
Eli Lilly & Co.	Morgan Stanley	(7,406)	(1,167,087)	(1,215,917)	(58,167)
IQVIA Holdings, Inc.	Morgan Stanley	(3,740)	(595,922)	(530,631)	63,114
Mettler-Toledo International, Inc.	Morgan Stanley	(2,469)	(1,779,793)	(1,988,903)	(216,515)
Mylan NV (Netherlands)	Morgan Stanley	(24,960)	(425,194)	(401,357)	22,299
Perrigo Co. PLC (Ireland)	Morgan Stanley	(91,044)	(5,362,582)	(5,032,002)	273,205
Thermo Fisher Scientific, Inc.	Morgan Stanley	(377)	(132,781)	(136,602)	(5,192)
Vertex Pharmaceuticals, Inc.	Morgan Stanley	(12,346)	(3,391,731)	(3,584,167)	(234,146)
Zoetis, Inc.	Morgan Stanley	(20,154)	(2,802,448)	(2,761,904)	27,835

		(175,129)	(17,789,532)	(17,821,999)	(176,421)

Real Estate
Digital Realty Trust, Inc., REIT	Morgan Stanley	(15,798)	(2,262,168)	(2,245,054)	(9,207)
Duke Realty Corp., REIT	Morgan Stanley	(236)	(8,369)	(8,352)	(136)
Equinix, Inc., REIT	Morgan Stanley	(5,764)	(3,732,228)	(4,048,057)	(353,119)
Equity Residential, REIT	Morgan Stanley	(20,828)	(1,265,626)	(1,225,103)	23,594
Essex Property Trust, Inc., REIT	Morgan Stanley	(1,776)	(477,949)	(407,006)	64,602
Healthpeak Properties, Inc., REIT	Morgan Stanley	(31,668)	(856,247)	(872,770)	(24,763)
Host Hotels & Resorts, Inc., REIT	Morgan Stanley	(45,727)	(599,681)	(493,394)	98,923
Iron Mountain, Inc., REIT	Morgan Stanley	(66,988)	(2,206,483)	(1,748,387)	355,702
Kimco Realty Corp., REIT	Morgan Stanley	(35,678)	(474,998)	(458,106)	13,742
Regency Centers Corp., REIT	Morgan Stanley	(45,135)	(2,920,936)	(2,071,245)	773,697
SL Green Realty Corp., REIT	Morgan Stanley	(14,025)	(1,163,987)	(691,292)	447,704
Ventas, Inc., REIT	Morgan Stanley	(12,634)	(915,686)	(462,657)	423,947
Vornado Realty Trust, REIT	Morgan Stanley	(20,468)	(1,365,290)	(782,082)	540,238

		(316,725)	(18,249,648)	(15,513,505)	2,354,924

GOTHAM INDEX PLUS FUND

Portfolio of Investments (Continued)

June 30, 2020

(Unaudited)

Total Return Swaps (continued)

Reference Entity	Counterparty	Number of Contracts Long/(Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Retailing
Advance Auto Parts, Inc.	Morgan Stanley	(16,501)	$(2,289,760)	$(2,350,568)	$(72,882)
CarMax, Inc.	Morgan Stanley	(2,835)	(280,420)	(253,874)	36,270
Dollar General Corp.	Morgan Stanley	(6,804)	(1,235,558)	(1,296,230)	(71,205)
Dollar Tree, Inc.	Morgan Stanley	(29,124)	(3,272,549)	(2,699,212)	560,725
Expedia Group, Inc.	Morgan Stanley	(68,206)	(6,825,759)	(5,606,533)	1,168,067
L Brands, Inc.	Morgan Stanley	(33,121)	(819,536)	(495,821)	310,765
Ross Stores, Inc.	Morgan Stanley	(5,632)	(537,825)	(480,072)	55,794
Tiffany & Co.	Morgan Stanley	(29,212)	(3,531,907)	(3,562,111)	(58,308)
TJX Cos., Inc. (The)	Morgan Stanley	(26,537)	(1,445,105)	(1,341,711)	98,042

		(217,972)	(20,238,419)	(18,086,132)	2,027,268

Semiconductors & Semiconductor Equipment
Advanced Micro Devices, Inc.	Morgan Stanley	(38,725)	(2,072,291)	(2,037,322)	26,511
Analog Devices, Inc.	Morgan Stanley	(13,673)	(1,643,235)	(1,676,857)	(47,818)
Maxim Integrated Products, Inc.	Morgan Stanley	(7,673)	(495,139)	(465,061)	13,547
Microchip Technology, Inc.	Morgan Stanley	(10,787)	(1,072,555)	(1,135,979)	(72,402)
QUALCOMM, Inc.	Morgan Stanley	(11,921)	(978,678)	(1,087,314)	(118,019)
Xilinx, Inc.	Morgan Stanley	(3,596)	(368,783)	(353,811)	10,438

		(86,375)	(6,630,681)	(6,756,344)	(187,743)

Software & Services
Akamai Technologies, Inc.	Morgan Stanley	(18,910)	(1,863,460)	(2,025,072)	(175,866)
Broadridge Financial Solutions, Inc.	Morgan Stanley	(6,116)	(751,123)	(771,778)	(29,684)
DXC Technology Co.	Morgan Stanley	(115,920)	(2,652,575)	(1,912,680)	713,917
Fidelity National Information Services, Inc.	Morgan Stanley	(19,806)	(2,672,121)	(2,655,787)	(870)
Fiserv, Inc.	Morgan Stanley	(14,954)	(1,627,166)	(1,459,809)	161,354
Fortinet, Inc.	Morgan Stanley	(42,358)	(5,307,499)	(5,814,483)	(526,785)
Gartner, Inc.	Morgan Stanley	(12,127)	(2,070,443)	(1,471,369)	591,382
Global Payments, Inc.	Morgan Stanley	(16,309)	(2,744,066)	(2,766,333)	(35,242)
Intuit, Inc.	Morgan Stanley	(3,149)	(902,445)	(932,702)	(33,727)
Jack Henry & Associates, Inc.	Morgan Stanley	(17,249)	(2,941,315)	(3,174,334)	(261,358)
Paycom Software, Inc.	Morgan Stanley	(8,389)	(2,621,156)	(2,598,325)	11,631
Tyler Technologies, Inc.	Morgan Stanley	(3,715)	(1,251,590)	(1,288,659)	(41,699)

		(279,002)	(27,404,959)	(26,871,331)	373,053

Technology Hardware & Equipment
Arista Networks, Inc.	Morgan Stanley	(10,262)	(2,253,952)	(2,155,328)	90,245
Corning, Inc.	Morgan Stanley	(68,081)	(2,321,562)	(1,763,298)	492,444
IPG Photonics Corp.	Morgan Stanley	(17,211)	(2,047,115)	(2,760,472)	(720,962)
Keysight Technologies, Inc.	Morgan Stanley	(31,034)	(3,082,141)	(3,127,607)	(56,942)
Motorola Solutions, Inc.	Morgan Stanley	(7,624)	(1,123,344)	(1,068,351)	42,801
Seagate Technology PLC (Ireland)	Morgan Stanley	(45,862)	(2,245,106)	(2,220,179)	(33,680)
Western Digital Corp.	Morgan Stanley	(139,190)	(8,684,780)	(6,145,239)	2,396,626
Zebra Technologies Corp., Class A	Morgan Stanley	(805)	(204,742)	(206,040)	(2,011)

		(320,069)	(21,962,742)	(19,446,514)	2,208,521

GOTHAM INDEX PLUS FUND

Portfolio of Investments (Concluded)

June 30, 2020

(Unaudited)

Total Return Swaps (concluded)

Reference Entity	Counterparty	Number of Contracts Long/(Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Telecommunication Services
CenturyLink, Inc.	Morgan Stanley	(2,673)	$(33,671)	$(26,810)	$5,958

Transportation
American Airlines Group, Inc.	Morgan Stanley	(283,714)	(4,625,719)	(3,708,142)	899,095
Delta Air Lines, Inc.	Morgan Stanley	(8,993)	(249,821)	(252,254)	(3,315)
FedEx Corp.	Morgan Stanley	(21,387)	(3,113,812)	(2,998,885)	60,695
Old Dominion Freight Line, Inc.	Morgan Stanley	(2,674)	(396,302)	(453,484)	(59,087)
Union Pacific Corp.	Morgan Stanley	(4,800)	(816,199)	(811,536)	902
United Airlines Holdings, Inc.	Morgan Stanley	(93,272)	(3,282,505)	(3,228,144)	33,305
United Parcel Service, Inc., Class B	Morgan Stanley	(13,853)	(1,374,506)	(1,540,177)	(175,619)

		(428,693)	(13,858,864)	(12,992,622)	755,976

Utilities
Alliant Energy Corp.	Morgan Stanley	(31,241)	(1,591,914)	(1,494,570)	80,764
Ameren Corp.	Morgan Stanley	(30,315)	(2,280,028)	(2,132,963)	99,159
American Electric Power Co., Inc.	Morgan Stanley	(16,747)	(1,506,784)	(1,333,731)	123,995
American Water Works Co., Inc.	Morgan Stanley	(5,731)	(684,820)	(737,350)	(59,772)
Atmos Energy Corp.	Morgan Stanley	(8,285)	(886,092)	(825,020)	43,650
CenterPoint Energy, Inc.	Morgan Stanley	(109,948)	(2,993,585)	(2,052,729)	843,552
CMS Energy Corp.	Morgan Stanley	(26,338)	(1,644,830)	(1,538,666)	91,183
Consolidated Edison, Inc.	Morgan Stanley	(10,078)	(802,632)	(724,911)	62,233
DTE Energy Co.	Morgan Stanley	(19,281)	(2,516,908)	(2,072,708)	361,933
Edison International	Morgan Stanley	(55,106)	(3,961,227)	(2,992,807)	863,040
Entergy Corp.	Morgan Stanley	(9,773)	(1,037,933)	(916,805)	85,205
Eversource Energy	Morgan Stanley	(17,411)	(1,404,783)	(1,449,814)	(69,513)
Exelon Corp.	Morgan Stanley	(52,015)	(2,509,500)	(1,887,624)	576,202
FirstEnergy Corp.	Morgan Stanley	(10,212)	(432,011)	(396,021)	31,927
NiSource, Inc.	Morgan Stanley	(76,221)	(2,271,670)	(1,733,266)	498,590
Pinnacle West Capital Corp.	Morgan Stanley	(16,565)	(1,586,247)	(1,214,049)	353,243
PPL Corp.	Morgan Stanley	(20,334)	(722,037)	(525,431)	177,081
WEC Energy Group, Inc.	Morgan Stanley	(22,206)	(1,949,897)	(1,946,356)	(36,237)
Xcel Energy, Inc.	Morgan Stanley	(31,430)	(1,938,867)	(1,964,375)	(73,870)

		(569,237)	(32,721,765)	(27,939,196)	4,052,365

Total Reference Entity — Short			(425,807,366)	(367,109,207)	53,193,905

Net Value of Reference Entity			$(107,226,142)	$11,218,509	$116,696,751

*	Includes $(1,747,900) related to open trades, dividends receivables/payables and swap receivables/payables activities.

All financial instruments listed in the Portfolio of Investments are considered Level 1, measured at fair value on a recurring basis based on quoted prices for identical assets in active markets, except for total return swaps with end of period unrealized appreciation of $116,696,751, which are considered Level 2 as of and for the period ended June 30, 2020.

For additional information about significant accounting policies, including valuation of investments, refer to the Fund’s most recent annual or semi-annual report.